RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	Jun. 30, 2013
Related Party Transactions [Abstract]
Loans received from shareholders	$ 67,165
Long term loans interest rate	2.00%
Installments for long term loan payments	3 years